Minimum Aggregate Rental Commitments (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
2018	$ 208
2019	213
2020	218
2021	224
2022	229
All future years	764
Aggregate total	$ 1,856